Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

On April 20, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XIII”), pursuant to which we could borrow up to an aggregate principal amount of $32,450. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XIII has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until May 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until July 23, 2023, upon deposit of $0.08 per public ordinary share of the Company (the “Top-up Amount”). In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 258 shares, and the Company redeemed such shares for an aggregate amount of $2,820, or approximately $10.93 per share.

The Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

On January 19, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note X”), pursuant to which we could borrow up to an aggregate principal amount of $21,350. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note X has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until February 23, 2023. In addition, the Company will further extend the business combination completion window on a monthly basis up to a further two months, or until April 23, 2023, upon deposit of $0.04 per public ordinary share of the Company (the “Top-up Amount”). Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding. In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 159,203 shares, and the Company redeemed such shares for an aggregate amount of $1,706,347, or approximately $10.72 per share.

On February 23, 2023, the Company issued an unsecured promissory note to Nukkleus (the “Promissory Note XI”), pursuant to which we could borrow up to an aggregate principal amount of $32,500. The note is non-interest bearing and payable on the date on which we consummate our initial business combination. The proceeds of the Promissory Note XI has been deposited in the Company’s Trust Account in connection with extending the business combination completion window until March 23, 2023.

In February 2023, in connection with the Termination Agreement, all 100,000 Representative Shares were cancelled for no consideration.

The Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Nukkleus Inc.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

The Company made loans with an aggregate principal of $32,450 to Brilliant in subsequent period.

NOTE 17 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.